Average Annual Total Returns	12 Months Ended	15 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
MSCI USA Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.75%	16.93%
FTSE Nareit All Equity REITs Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.27%	(2.50%)
iShares FTSE NAREIT All Equity REIT Index Fund
Prospectus [Line Items]
Average Annual Return, Percent	2.32%	(2.53%)
Performance Inception Date		Oct. 08, 2024
iShares FTSE NAREIT All Equity REIT Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.14%	(3.64%)
iShares FTSE NAREIT All Equity REIT Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.66%	(2.24%)